Other Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016
Grand Bahama Shipyard Ltd.
Schedule of Equity Method Investments [Line Items]
Services provided	$ 89	$ 97	$ 58